Impairment losses (Details) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
	Aug. 01, 2018	Sep. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Impairment losses
Impairment losses			€ 1,685	€ 3,525
Net foreign exchange gain (loss)			€ (146)	(2,277)	€ 476
Goodwill.
Impairment losses
Management plans period (in years)			5 years
Vodafone India (excluding interest in Indus Towers)
Impairment losses
Net gain on disposal				(3,420)
Loss on disposal				1,276
Net foreign exchange gain (loss)				(2,079)
Non-cash charges before tax					3,170
Non-cash charges net of tax					€ 2,245
Vodafone Idea
Impairment losses
Impairment losses		€ 300
Net gain on disposal	€ (3,420)
Spain
Impairment losses
Impairment losses			€ 840	2,930
Ireland
Impairment losses
Impairment losses			630
Romania
Impairment losses
Impairment losses			110	310
Vodafone Automotive
Impairment losses
Impairment losses			€ 105	30
Vodafone Idea
Impairment losses
Impairment losses				€ 255